KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

Supplement dated May 3, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 3, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013, supersedes and replaces the supplement to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) will be approximately twelve-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

No Load Class (KWINX)

Supplement dated May 3, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 3, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013, supersedes and replaces the supplement to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) will be approximately twelve-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Institutional Class (KWIIX)

Supplement dated May 3, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2013

This Supplement, dated May 3, 2013, to the Summary Prospectus, Prospectus and SAI dated April 30, 2013, as supplemented on April 30, 2013, supersedes and replaces the supplement to the Summary Prospectus, Prospectus and SAI dated April 30, 2013 relating to the Kinetics Alternative Income Fund.

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 31, 2013 will participate in the reverse split.  After the close of markets on the May 31, 2013, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) will be approximately twelve-times higher for the Fund.

The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE